FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2012
FAIR VALUE DISCLOSURES [Abstract]
FAIR VALUE DISCLOSURES
NOTE 22 — FAIR VALUE DISCLOSURES

FASB ASC topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC topic 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The standard describes three levels of inputs that may be used to measure fair value:

Level 1:
Valuation is based upon quoted prices for identical instruments traded in active markets. Level 1 instruments include securities traded on active exchange markets, such as the New York Stock Exchange, as well as U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets.

Level 2:
Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market. Level 2 instruments include securities traded in less active dealer or broker markets.

Level 3:
Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

We used the following methods and significant assumptions to estimate fair value:

Securities: Where quoted market prices are available in an active market, securities (trading or available for sale) are classified as Level 1 of the valuation hierarchy. Level 1 securities include certain preferred stocks included in our trading portfolio for which there are quoted prices in active markets. If quoted market prices are not available for the specific security, then fair values are estimated by (1) using quoted market prices of securities with similar characteristics, (2) matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for specific securities but rather by relying on the securities' relationship to other benchmark quoted prices, or (3) a discounted cash flow analysis whose significant fair value inputs can generally be verified and do not typically involve judgment by management. These securities are classified as Level 2 of the valuation hierarchy and include agency and private label residential mortgage-backed securities, municipal securities and trust preferred securities.

Loans held for sale: The fair value of mortgage loans held for sale is based on mortgage backed security pricing for comparable assets (recurring Level 2). The fair value of loans held for sale relating to branch sale is based on a discount provided for in the branch sale agreement (non-recurring Level 2).

Impaired loans with specific loss allocations based on collateral value: From time to time, certain loans are considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. We measure our investment in an impaired loan based on one of three methods: the loan's observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan's effective interest rate. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2012 and 2011, all of our total impaired loans were evaluated based on either the fair value of the collateral or the present value of expected future cash flows discounted at the loan's effective interest rate. When the fair value of the collateral is based on an appraised value or when an appraised value is not available we record the impaired loan as nonrecurring Level 3. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and thus will typically result in a Level 3 classification of the inputs for determining fair value.

Other real estate: At the time of acquisition, other real estate is recorded at fair value, less estimated costs to sell, which becomes the property's new basis. Subsequent write-downs to reflect declines in value since the time of acquisition may occur from time to time and are recorded in other expense in the Consolidated Statements of Operations. The fair value of the property used at and subsequent to the time of acquisition is typically determined by a third party appraisal of the property. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and typically result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by us. Once received, an independent third party (for commercial properties over $0.25 million) or a member of our special assets group (for commercial properties under $0.25 million and retail properties) reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics. On an annual basis, we compare the actual selling price of collateral that has been sold to the most recent appraised value to determine what additional adjustment, if any, should be made to the appraisal value to arrive at fair value. For commercial properties we typically do not discount an appraisal while for retail properties we generally discount the value by 5%. In addition, we will adjust the appraised values for expected liquidation costs including sales commissions and transfer taxes.

Capitalized mortgage loan servicing rights: The fair value of capitalized mortgage loan servicing rights is based on a valuation model used by an independent third party that calculates the present value of estimated net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income. Since the secondary servicing market has not been active since the later part of 2009, model assumptions are generally unobservable and are based upon the best information available including data relating to our own servicing portfolio, reviews of mortgage servicing assumption and valuation surveys and input from various mortgage servicers and, therefore, are recorded as nonrecurring Level 3. Management evaluates the third party valuation for reasonableness each quarter as part of our financial reporting control processes.

Derivatives – The fair value of interest rate swap agreement is determined using a discounted cash flow model whose significant fair value inputs can generally be verified and do not typically involve judgment by management (recurring Level 2). The fair value of the Amended Warrant is determined using a simulation analysis which considers potential outcomes for a large number of independent scenarios regarding the future prices of our common stock and uses several unobservable variables (recurring Level 3).

Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, are summarized below:

	Fair Value Measure- ments	Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2012:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$110	$110	$-	$-
Securities available for sale
U.S. agency	30,667	-	30,667	-
U.S. agency residential mortgage-backed	127,412	-	127,412	-
Private label residential mortgage-backed	8,194	-	8,194	-
Obligations of states and political subdivisions	39,051	-	39,051	-
Trust preferred	3,089	-	3,089	-
Loans held for sale	47,487	-	47,487	-
Derivatives (1)	1,368	-	1,368	-
Liabilities
Derivatives (2)	1,320	-	861	459

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	8,814	-	-	8,814
Impaired loans (4)
Commercial
Income producing - real estate	3,727	-	-	3,727
Land, land development & construction-real estate	2,882	-	-	2,882
Commercial and industrial	6,581	-	-	6,581
Mortgage
1-4 Family	2,694	-	-	2,694
Resort Lending	380	-	-	380
Other real estate (5)
Commercial
Income producing - real estate	86	-	-	86
Land, land development & construction-real estate	3,190	-	-	3,190
Mortgage
1-4 Family	405	-	-	405
Resort Lending	3,535	-	-	3,535
Installment
Home equity installment - 1st lien	59	-	-	59
Loans held for sale relating to branch sale	3,292	-	3,292	-

(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2011:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$77	$77	$-	$-
Securities available for sale
U.S. agency	25,017	-	25,017	-
U.S. agency residential mortgage-backed	94,206	-	94,206	-
Private label residential mortgage-backed	8,268	-	8,268	-
Obligations of states and political subdivisions	27,317	-	27,317	-
Trust preferred	2,636	-	2,636	-
Loans held for sale	44,801	-	44,801	-
Derivatives (1)	857	-	857	-
Liabilities
Derivatives (2)	1,883	-	1,709	174

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	11,004	-	-	11,004
Impaired loans (4)
Commercial
Income producing - real estate	8,022	-	-	8,022
Land, land development & construction-real estate	5,702	-	-	5,702
Commercial and industrial	5,613	-	-	5,613
Mortgage
1-4 Family	3,263	-	-	3,263
Resort Lending	1,064	-	-	1,064
Other real estate (5)
Commercial
Income producing - real estate	1,388	-	-	1,388
Land, land development & construction-real estate	7,512	-	-	7,512
Commercial and industrial	497	-	-	497
Mortgage
1-4 Family	2,079	-	-	2,079
Resort Lending	5,297	-	-	5,297
Home equity line of credit - 1st lien	53	-	-	53
Installment
Home equity installment - 1st lien	100	-	-	100

(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2012 and 2011.

Changes in fair values for financial assets which we have elected the fair value option for the years ended December 31 are as follows:

	Net Gains (Losses) on Assets		Total Change in Fair Values Included in Current Period
	Securities	Loans	Earnings
	(In thousands)

2012
Trading securities	$33	$-	$33
Loans held for sale	-	440	440

2011
Trading securities	$45	$-	$45
Loans held for sale	-	1,503	1,503

2010
Trading securities	$(22)	$-	$(22)
Loans held for sale	-	(378)	(378)

For those items measured at fair value pursuant to our election of the fair value option, interest income is recorded within the Consolidated Statements of Operations based on the contractual amount of interest income earned on these financial assets and dividend income is recorded based on cash dividends and also recorded in interest income.

The following represent impairment charges recognized during the years ended December 31, 2012, 2011 and 2010 relating to assets measured at fair value on a non-recurring basis:

●
Capitalized mortgage loan servicing rights, whose individual strata are measured at fair value had a carrying amount of $8.8 million which is net of a valuation allowance of $6.1 million at December 31, 2012 and had a carrying amount of $11.0 million which is net of a valuation allowance of $6.5 million at December 31, 2011. A recovery (charge) of $0.5 million, $(3.3) million and $(0.9) million was included in our results of operations for the years ending December 31, 2012, 2011 and 2010, respectively.

●
Loans which are measured for impairment using the fair value of collateral for collateral dependent loans, had a carrying amount of $22.8 million, with a valuation allowance of $6.5 million at December 31, 2012 and had a carrying amount of $33.9 million, with a valuation allowance of $10.3 million at December 31, 2011. An additional provision for loan losses relating to impaired loans of $2.0 million, $8.9 million and $12.0 million was included in our results of operations for the years ending December 31, 2012, 2011 and 2010, respectively.

●
Other real estate, which is measured using the fair value of the property, had a carrying amount of $7.3 million which is net of a valuation allowance of $6.0 million at December 31, 2012 and a carrying amount of $16.9 million which is net of a valuation allowance of $14.7 million at December 31, 2011. An additional charge relating to ORE measured at fair value of $1.5 million, $5.4 million and $6.2 million was included in our results of operations during the years ended December 31, 2012, 2011 and 2010, respectively.

A reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, follows:

	(Liability)
	Amended Warrant
	2012	2011
	(In thousands)
Beginning balance	$(174)	$(1,311)
Total gains (losses) realized and unrealized:
Included in results of operations	(285)	1,137
Included in other comprehensive income	-	-
Purchases, issuances, settlements, maturities and calls	-	-
Transfers in and/or out of Level 3	-	-
Ending balance	$(459)	$(174)

Amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	$(285)	$1,137

During 2010, we entered into an amended and restated warrant with the UST that would allow them to purchase our common stock at a fixed price (see Note #12). Because of certain anti-dilution features included in the Amended Warrant, it is not considered to be indexed to our common stock and is therefore accounted for as a derivative instrument (see Note #16). Any change in value of this warrant is recorded in other income in our Consolidated Statements of Operations.

The fair value of the Amended Warrant is determined using a simulation analysis which considers potential outcomes for a large number of independent scenarios regarding the future prices of our common stock. The simulation analysis relies on a binomial lattice model, a standard technique usually applied to the valuation of stock options. The binomial lattice maps out possible price paths of our common stock, the underlying asset of the Amended Warrant. The simulation is based on a 500-step lattice covering the term of the Amended Warrant. The binomial lattice requires specification of 14 variables, of which several are unobservable in the market.

Quantitative information about the Amended Warrant at December 31, 2012 and 2011 follows:

	(Liability) Fair	Valuation	Unobservable	Unobservable Input Values December 31,
	Value	Technique	Inputs	2012	2011
	(Dollars in thousands)

Amended Warrant	$(459)	Binomial Lattice Model	Probability of non- permitted equity raise	0.5%	1.0%
			Expected discount to stock price in an equity raise	10.0%	10.0%
			Dollar amount of expected capital raise	$100 Million	$100 Million
			Expected time of non- permitted equity raise	April, 2013	April, 2013

The significant unobservable inputs used in the fair value measurement of the Company's amended warrant are probability of a non-permitted capital raise, expected discount to stock price in an equity raise, dollar amount of expected capital raise and expected time of equity raise. Significant increases/(decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of a non-permitted capital raise and dollar amount of equity raise is accompanied by a directionally consistent change in fair value and a directionally opposite change in the assumption used for expected discount to stock price in an equity raise and expected time of equity raise.

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis at December 31, 2012 follows:

	Asset (Liability) Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average
	(Dollars in thousands)

Capitalized mortgage loan servicing rights	$8,814	Present value of net servicing revenue	Discount rate	11.00%
			Cost to service	$83
			Ancillary income	43
			Float rate	0.84%
Impaired loans
Commercial	13,190	Sales comparison approach	Adjustment for differences between comparable sales	16.7%
		Income approach	Capitalization rate	10.8
Mortgage	3,074	Sales comparison approach	Adjustment for differences between comparable sales	9.5
Other real estate
Commercial	3,276	Sales comparison approach	Adjustment for differences between comparable sales	(12.4)
		Income approach	Capitalization rate	12.3
Mortgage and Installment	3,999	Sales comparison approach	Adjustment for differences between comparable sales	(6.3)

The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2012	$47,487	$1,843	$45,644
2011	44,801	1,403	43,398
2010	50,098	(100)	50,198